Private Placement (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 18, 2019
Private Warrants [Member]
Private Placement (Textual)
Exercise price		$ 0.91	$ 0.91
Warrant [Member] | Class A Ordinary Share [Member]
Private Placement (Textual)
Exercise price	$ 11.50
Warrant [Member] | Sponsor [Member]
Private Placement (Textual)
Aggregate purchase price	$ 2,575,000		$ 236,250
Aggregate purchase of warrants	2,575,000		236,250
Warrant [Member] | Sponsor [Member] | Private Warrants [Member]
Private Placement (Textual)
Purchase price of warrants per unit	$ 1.00		$ 1.00